Note 7 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
2022 (remainder of year)	$ 832
2023	1,935
2024	2,114
2025	2,170
2026	2,188
Thereafter	196,878
Total lease payments	206,117
Less imputed interest	(153,865)
Total	$ 52,252	$ 61,289